Calvert
Equity Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Beverages — 1.0%
PepsiCo, Inc.	391,567	$ 58,018,482
		$ 58,018,482
Capital Markets — 5.7%
Charles Schwab Corp. (The)	947,981	$ 69,022,497
Intercontinental Exchange, Inc.	1,558,670	185,014,129
Moody's Corp.	93,222	33,780,856
S&P Global, Inc.	116,895	47,979,553
		$ 335,797,035
Chemicals — 7.0%
Air Products & Chemicals, Inc.	310,827	$89,418,711
Ecolab, Inc.	849,135	174,896,336
Linde PLC	502,007	145,130,224
		$409,445,271
Containers & Packaging — 1.0%
Ball Corp.	720,920	$58,408,939
		$58,408,939
Electronic Equipment, Instruments & Components — 3.4%
Amphenol Corp., Class A	2,084,120	$142,574,649
TE Connectivity, Ltd.	406,497	54,962,460
		$197,537,109
Entertainment — 0.7%
Electronic Arts, Inc.	282,122	$40,577,607
		$40,577,607
Equity Real Estate Investment Trusts (REITs) — 4.8%
American Tower Corp.	754,424	$203,800,099
Crown Castle International Corp.	389,464	75,984,427
		$279,784,526
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	142,322	$56,312,546
		$56,312,546
Food Products — 0.9%
Mondelez International, Inc., Class A	875,291	$54,653,170
		$54,653,170
Health Care Equipment & Supplies — 5.0%
Danaher Corp.	981,322	$263,347,572
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.(1)	34,799	$ 32,002,552
		$ 295,350,124
Health Care Providers & Services — 0.7%
Laboratory Corp. of America Holdings(1)	156,129	$ 43,068,185
		$ 43,068,185
Hotels, Restaurants & Leisure — 1.6%
Starbucks Corp.	833,751	$ 93,221,699
		$ 93,221,699
Insurance — 3.4%
Aon PLC, Class A	285,541	$68,175,769
Marsh & McLennan Cos., Inc.	929,575	130,772,611
		$198,948,380
Interactive Media & Services — 4.8%
Alphabet, Inc., Class C(1)	113,378	$284,161,549
		$284,161,549
IT Services — 15.0%
Accenture PLC, Class A	152,776	$45,036,837
Fidelity National Information Services, Inc.	702,638	99,542,726
Fiserv, Inc.(1)	1,341,360	143,377,970
Gartner, Inc.(1)	600,999	145,561,958
Mastercard, Inc., Class A	502,210	183,351,849
Visa, Inc., Class A	1,137,389	265,944,296
		$882,815,636
Life Sciences Tools & Services — 4.8%
Thermo Fisher Scientific, Inc.	559,094	$282,046,150
		$282,046,150
Machinery — 3.7%
IDEX Corp.	402,697	$88,613,475
Xylem, Inc.	1,089,845	130,737,806
		$219,351,281
Multiline Retail — 3.5%
Dollar General Corp.	939,547	$203,308,575
		$203,308,575
Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	359,504	$114,351,032
		$114,351,032

Calvert
Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 3.4%
Zoetis, Inc.	1,081,984	$ 201,638,538
		$ 201,638,538
Professional Services — 6.1%
IHS Markit, Ltd.	1,389,409	$ 156,530,818
Verisk Analytics, Inc.	1,143,213	199,742,175
		$ 356,272,993
Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	320,521	$ 61,636,188
		$61,636,188
Software — 9.6%
Adobe, Inc.(1)	223,915	$131,133,581
Intuit, Inc.	331,430	162,457,043
Microsoft Corp.	995,765	269,752,738
		$563,343,362
Specialty Retail — 5.7%
Lowe's Cos., Inc.	365,597	$70,914,850
O'Reilly Automotive, Inc.(1)	154,252	87,339,025
TJX Cos., Inc. (The)	2,631,954	177,446,339
		$335,700,214
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	570,544	$88,143,343
		$88,143,343
Venture Capital — 0.0%(2)
20/20 Gene Systems, Inc.(1)(3)(4)	73,397	$76,626
Digital Directions International, Inc.(1)(3)(4)	354,389	109,861
Ivy Capital (Proprietary) Ltd.(1)(3)(4)	950,000	275,420
		$461,907
Total Common Stocks (identified cost $2,857,008,792)		$5,714,353,841

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$7,970	$ 7,810,759
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22(4)(6)	1,445	1,368,444
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22(4)(6)	1,855	1,678,478
Total High Social Impact Investments (identified cost $11,270,000)		$ 10,857,681

Preferred Stocks — 0.0%(2)

Security	Shares	Value
Venture Capital — 0.0%(2)
Entouch:
Series C(1)(3)(4)	2,628,278	$ 245,218
Series C-1(1)(3)(4)	1,023,444	203,563
PresenceLearning, Inc.:
Series A(1)(3)(4)	600,000	420,000
Series A-2(1)(3)(4)	195,285	142,558
Series B(1)(3)(4)	399,719	323,773
Series D(1)(3)(4)	233,597	50,644
Sword Diagnostics(1)(3)(4)	1,264,108	0
Total Preferred Stocks (identified cost $1,689,347)		$1,385,756

Venture Capital Debt Obligations — 0.0%(2)

Security	Principal Amount (000's omitted)	Value
SEAF Global SME Facility, 9.00%, 1/1/22(1)(3)(4)	$2,076	$ 193,942
Total Venture Capital Debt Obligations (identified cost $2,075,575)		$ 193,942

Venture Capital Limited Partnership Interests — 0.3%

Security	Value
Accion Frontier Inclusion Fund L.P.(1)(3)(4)	$ 1,756,806
Adobe Capital Social Mezzanine I L.P.(1)(3)(4)	210,080
Africa Renewable Energy Fund L.P.(1)(3)(4)	1,162,662
Arborview Capital Partners L.P.(1)(3)(4)	1,510,679
Blackstone Clean Technology Partners L.P.(1)(3)(4)	0
Bridges Ventures US Sustainable Growth Fund L.P.(1)(3)(4)	1,051,495
China Environment Fund III L.P.(1)(3)(4)	28,076
Coastal Ventures III L.P.(1)(3)(4)	314,755

Calvert
Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Value
Core Innovations Capital I L.P.(1)(3)(4)	$ 3,237,640
Cross Culture Ventures I L.P.(1)(3)(4)	840,972
DBL Equity Fund - BAEF Il L.P.(1)(3)(4)	1,266,591
DBL Partners III L.P.(1)(3)(4)	1,075,536
First Analysis Private Equity Fund V L.P.(1)(3)(4)	1,020,027
Ignia Fund I L.P.(1)(3)(4)	193,828
Impact Ventures II L.P.(1)(3)(4)	171,233
LeapFrog Financial Inclusion Fund(1)(3)(4)	65,033
New Markets Education Partners L.P.(1)(3)(4)	424,713
New Markets Venture Partners II L.P.(1)(3)(4)	115,574
Owl Ventures L.P.(1)(3)(4)	1,203,414
Renewable Energy Asia Fund L.P.(1)(3)(4)	523,939
SEAF India International Growth Fund L.P.(1)(3)(4)	3,027
SJF Ventures II L.P., Preferred(1)(3)(4)	407,207
SJF Ventures III L.P.(1)(3)(4)	868,717
Westly Capital Partners Fund II L.P.(1)(3)(4)	1,064,289
Total Venture Capital Limited Partnership Interests (identified cost $11,016,265)	$18,516,293

Short-Term Investments — 2.1%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(7)	124,473,617	$ 124,473,617
Total Short-Term Investments (identified cost $124,473,617)		$ 124,473,617
Total Investments — 99.8% (identified cost $3,007,533,596)		$5,869,781,130
Other Assets, Less Liabilities — 0.2%		$ 11,896,252
Net Assets — 100.0%		$5,881,677,382

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Restricted security. Total market value of restricted securities amounts to $31,415,579, which represents 0.5% of the net assets of the Fund as of June 30, 2021.
(5)	May be deemed to be an affiliated company.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at June 30, 2021.
(7)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.

Restricted Securities
Description	Acquisition Dates	Cost
20/20 Gene Systems, Inc.	8/1/08-8/27/13	$166,889
Accion Frontier Inclusion Fund L.P.	11/12/15-6/23/21	723,031
Adobe Capital Social Mezzanine I L.P.	2/8/13-7/22/20	316,717
Africa Renewable Energy Fund L.P.	4/17/14-5/22/19	986,582
Arborview Capital Partners L.P.	11/13/12-1/27/20	232,070
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	356,855
Bridges Ventures US Sustainable Growth Fund L.P.	6/18/16-6/29/21	820,543
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	7,970,000
China Environment Fund III L.P.	1/24/08-4/19/13	538,868
Coastal Ventures III L.P.	7/30/12-1/9/19	119,453
Core Innovations Capital I L.P.	1/6/11-6/30/17	314,217
Cross Culture Ventures I L.P.	2/24/16-3/24/21	410,422

Calvert
Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Restricted Securities — continued
Description	Acquisition Dates	Cost
DBL Equity Fund - BAEF Il L.P.	3/30/11-8/2/16	$697,586
DBL Partners III L.P.	1/16/15-7/31/20	788,648
Digital Directions International, Inc.	7/2/08-7/15/09	683,778
Entouch, Series C, Preferred	2/3/16	350,000
Entouch, Series C-1, Preferred	10/11/17-11/5/19	136,289
First Analysis Private Equity Fund V L.P.	6/7/13-6/13/18	376,008
Ignia Fund I L.P.	1/28/10-12/9/16	989,801
Impact Ventures II L.P.	9/8/10-2/5/18	638,988
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 2.07%, 11/3/22	11/13/15	1,445,000
ImpactAssets, Inc., Microfinance Plus Notes, 0.46%, 11/3/22	11/13/15	1,855,000
Ivy Capital (Proprietary) Ltd.	9/12/12-5/14/14	557,372
LeapFrog Financial Inclusion Fund	1/20/10-1/23/19	0
New Markets Education Partners L.P.	9/27/11-6/1/21	12,700
New Markets Venture Partners II L.P.	7/21/08-5/3/16	0
Owl Ventures L.P.	7/10/14-3/20/20	0
PresenceLearning, Inc., Series A, Preferred	9/29/11	300,000
PresenceLearning, Inc., Series A-2, Preferred	5/2/12	134,942
PresenceLearning, Inc., Series B, Preferred	4/4/13	285,000
PresenceLearning, Inc., Series D, Preferred	6/22/20	50,644
Renewable Energy Asia Fund L.P.	9/29/10-1/5/17	1,753,943
SEAF Global SME Facility, 9.00%, 1/1/22	6/28/13-1/8/19	2,075,575
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	202,196
SJF Ventures II L.P., Preferred	2/14/06-11/20/12	0
SJF Ventures III L.P.	2/6/12-7/14/17	0
Sword Diagnostics, Preferred	12/26/06-11/9/10	432,472
Westly Capital Partners Fund II L.P.	12/27/11-4/16/21	737,637

Calvert
Equity Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

At June 30, 2021, the value of the Fund's investment in Calvert Impact Capital, Inc. (the Notes) and affiliated funds was $132,284,376, which represents 2.2% of the Fund's net assets. Transactions in the Notes and affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/Units, end of period
High Social Impact Investments
Calvert Impact Capital, Inc.:
Community Investment Notes, 1.50%, 12/15/20(1)	$ 11,124,051	$ —	$ (11,180,737)	$ —	$ 56,686	$ —	$ 34,940	$ —
Community Investment Notes, 1.50%, 12/15/23(1)	—	7,970,000	—	—	(159,241)	7,810,759	65,088	7,970,000
Short-Term Investments
Calvert Cash Reserves Fund, LLC	150,522,759	843,738,212	(869,781,290)	(16,032)	9,968	124,473,617	94,396	124,473,617
Totals				$(16,032)	$ (92,587)	$132,284,376	$194,424

(1)	Restricted security.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,713,891,934(2)	$ —	$ —	$5,713,891,934
Common Stocks - Venture Capital	—	—	461,907	461,907
High Social Impact Investments	—	10,857,681	—	10,857,681
Preferred Stocks - Venture Capital	—	—	1,385,756	1,385,756
Venture Capital Debt Obligations	—	—	193,942	193,942
Venture Capital Limited Partnership Interests	—	—	18,516,293	18,516,293
Short-Term Investments	—	124,473,617	—	124,473,617
Total Investments	$5,713,891,934	$135,331,298	$20,557,898	$5,869,781,130

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture capital is not included in this category.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2021 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.